CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (38,043,362)	$ (32,357,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,226,376	1,220,736
Amortization of loan discount and fees	6,506,384	1,382,222
Stock-based compensation	602,038	4,800,337
Fees incurred in connection with debt financings	568,149	560,309
Change in fair value of warrant liability	(18,223)	11,958
Change in fair value of derivative liability	(1,354,434)	(910,204)
Change in fair value of contingent consideration	564,303	8,764,460
Impairment of goodwill and intangible assets	15,539,332	3,400,000
Forgiveness of Payroll Protection Program	(1,760,755)	(407,994)
Change in credit reserve	(118,840)	36,893
Deferred offering costs	367,696
Deferred offering costs		367,696
Deferred income tax benefit		(1,100,120)
Changes in operating assets and liabilities:
Accounts receivable, net	(475,036)	150,288
Due from factor, net	655,708	(399,701)
Inventory	471,831	(911,293)
Prepaid expenses and other current assets	(402,515)	(151,917)
Accounts payable	919,131	456,690
Accrued expenses and other liabilities	1,992,649	834,489
Deferred revenue	(74,268)	4,882
Due to related parties	278,590	(63,550)
Accrued interest	984,358	461,113
Net cash used in operating activities	(10,570,889)	(14,218,359)
Cash flows from investing activities:
Cash acquired (consideration) pursuant to business combination	(7,247,303)	(5,936,757)
Purchase of property, equipment and software	(5,533)	(43,179)
Deposits	(60,548)	(31,117)
Net cash provided by (used in) investing activities	(7,313,384)	(6,011,053)
Cash flows from financing activities:
Repayments of related party notes	(170,000)
Advances (repayments) from factor	(3,096)	(41,200)
Repayment of contingent consideration	(645,304)
Proceeds from venture debt	237,500
Issuance of loans payable	3,280,360	2,779,910
Repayments of convertible and promissory notes	(7,437,349)	(2,006,628)
Issuance of convertible notes payable	6,951,250	8,433,650
Proceeds from public offering	19,347,446	10,000,002
Proceeds from Issuance Initial Public Offering	19,347,446	10,000,002
Exercise of over-allotment option with public offering, net		1,364,997
Exercise of warrants		1,768,046
Offering costs	(2,921,646)	(2,116,957)
Net cash provided by financing activities	18,639,161	20,181,820
Net change in cash and cash equivalents	754,888	(47,592)
Cash and cash equivalents at beginning of period	528,394	575,986
Cash and cash equivalents at end of period	1,283,282	528,394
Supplemental disclosure of cash flow information:
Cash paid for interest	734,869	902,089
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes into common stock		2,680,289
Conversion of notes, warrants and derivatives into common stock	11,983,389	2,680,289
Right of use asset	102,349
Warrant and common shares issued with notes	1,368,741
Derivative liability in connection with convertible note	559,957	3,204,924
Conversion of venture debt into preferred stock	$ 6,300,000
Conversion of related party notes and payables into preferred and common stock		257,515
Conversion of preferred stock into common stock		6,291
Conversion of contingent consideration into common stock		73,500
Common shares issued pursuant to equity line of credit		$ 367,696